Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of debt breakdown

17.1.	Debt breakdown
	Weighted average rate	2021	2020

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 17.4)	CDI + 1.59% per year	4,613	4,598
		4,613	4,598

Borrowings and financing
Local currency
BNDES		-	-
Working capital	CDI + 1.89% per year	2,737	2,689
Working capital	TR + 9.80 % per year	11	13
Swap contracts (note 17.7)	CDI – 0.08% per year	(1)	(2)
Unamortized borrowing costs		(11)	(13)
		2,736	2,687
Foreign currency (note 17.5)
Working capital	USD + 2.12% per year	448	271
Working capital	IBR 1M + 1.45%	276	-
Working capital	IBR 3M + 1.6%	959	1,534
Working capital Argentina	Pre: 39.52%	-	26
Credit letter		12	12
Swap contracts (note 17.7)	CDI + 1.70% per year	7	12
Swap contracts (note 17.7)	IBR 3M + 1.6%	-	1
Unamortized borrowing costs		-	(1)
		1,702	1,855
Total		9,051	9,140

Current assets		-	-
Non-current assets		1	11
Current liabilities		1,470	2,309
Non-current liabilities		7,582	6,842

Schedule of changes in borrowings

17.2.	Changes in borrowings
At December 31, 2020	9,140
Additions	4,860
Accrued interest	500
Accrued swap	(7)
Mark-to-market	15
Monetary and exchange rate changes	20
Borrowing cost	15
Interest paid	(482)
Payments	(4,842)
Swap paid	(23)
Foreign currency translation adjustment	(145)
At December 31, 2021	9,051

At December 31, 2019	14,108
Additions	7,262
Accrued interest	755
Accrued swap	(343)
Mark-to-market	14
Adjustment to present value	115
Monetary and exchange rate changes	331
Borrowing cost	53
Interest paid	(774)
Payments	(5,125)
Swap paid	333
Foreign currency translation adjustment	173
Deconsolidation Sendas	(7,762)
At December 31, 2020	9,140

Schedule of maturity of non-current borrowings and financing

17.3.	Maturity schedule of non-current borrowings and financing
Year

From 1 to 2 years	2,724
From 2 to 3 years	1,689
From 3 to 4 years	1,334
From 4 to 5 years	1,252
After 5 years	599
Subtotal	7,598

Unamortized borrowing costs	(17)
Total	7,581

Schedule of debentures, promissory note and certificate of agribusiness receivables

17.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables

				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2021	12.31.2020

15th Issue of Debentures – CBD	No preference	800	-	01/17/18	01/15/21	-	-	-	451
16th Issue of Debentures – CBD (1st series)	No preference	700	-	09/11/18	09/10/21	-	-	-	711
16th Issue of Debentures – CBD (2nd series)	No preference	500	-	09/11/18	09/12/22	-	-	-	521
17th Issue of Debentures - CDB	No preference	2,000	2,000,000	01/06/20	01/06/23	CDI + 1.45% per year	1,038	2,075	2,033
4th Issue of Promissory Notes – CBD	No preference	800	-	01/10/19	01/09/22	-	-	-	891
18th Issue of Debentures – CBD (1st series)	No preference	980	980,000	05/14/21	05/10/26	CDI + 1.70% per year	1,014	994	-
18th Issue of Debentures – CBD (2nd series)	No preference	520	520,000	05/14/21	05/10/28	CDI + 1.95% per year	1,014	527	-
5th Issue of Promissory Notes – CBD (1st series)	No preference	500	500	07/30/21	07/30/25	CDI + 1.55% per year	1,033,886	517	-
5th Issue of Promissory Notes – CBD (2nd series)	No preference	500	500	07/30/21	07/30/26	CDI + 1.65% per year	1,034,314	517	-
Borrowing cost							-	(17)	(9)
								4,613	4,598

Current liabilities								1,089	1,220
Non-current liabilities								3,524	3,378